Shareholder Report, Line Graph (Details) LMF4300_Western Asset Managed Municipals Fund_Class IS_TSR Annual {Class IS} - USD ($)									12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Mar. 16, 2018	Feb. 28, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name									Class IS
Accumulated Value	$ 1,183,634	$ 1,142,877	$ 1,077,252	$ 1,145,728	$ 1,139,696	$ 1,133,977	$ 1,031,505	$ 1,000,000	$ 1,234,050
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value	$ 1,174,320	$ 1,140,546	$ 1,081,927	$ 1,140,042	$ 1,147,615	$ 1,135,598	$ 1,037,445	$ 1,000,000	$ 1,232,601